CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
Accounts receivable from the three customers with the largest receivable balances as of March 31, 2016 and 2017 are as follows:

	Percentage of accounts receivable
	2016	2017
	%	%

Customer A	45.3	47.9
Customer B	12.9	13.0
Customer C	11.0	12.0

Three largest receivable balances	69.2	72.9

Schedule of allowances for doubtful account
Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2015	2016	2017
	$	$	$

At beginning of year	6	6	6
Allowance for the year	-	-	60

At end of year	6	6	66

Schedule of Revenue by Major Customers by Reporting Segments
A substantial percentage of the Group's sales are made to four customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2015, 2016 and 2017 are as follows:

	Year ended March 31,
	2015	2016	2017
	%	%	%

Customer A (note a)	38.3	44.1	46.0
Customer B (note b)	13.1	12.2	11.6
Customer C (note b)	N/A	14.0	11.0
Customer D (note a)	N/A	N/A	10.7

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.